SCHEDULE OF RESTRICTED CASH IN STATEMENT OF CASH FLOW (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash	$ 4,136,180	$ 45,213
Restricted cash	484,542	484,368
Total cash and restricted cash	$ 4,620,722	$ 529,581